License Agreement Acquired from Related Parties - Schedule of License Agreement Acquired from Related Parties (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
License Agreement Acquired From Related Parties
License agreement	$ 1,518,523
Accumulated amortization	(81,349)
Intangible assets, net	$ 1,437,174